Corporate information	12 Months Ended
Dec. 31, 2024
Corporate information [Abstract]
Corporate information

1. Corporate information

1.1. General information

NaaS Technology Inc. (the “Company”) was incorporated in the Cayman Islands on July 16, 2013 as an exempted company with limited liability. The Company is a holding company. The ultimate holding company of the Company is Newlinks Technology Limited (“Newlink”), a holding company incorporated in the Cayman Islands, which ultimately owns 51.77% of the ordinary shares of the Company as at December 31, 2024.

On June 10, 2022, RISE Education Cayman Ltd (“RISE”), the Company’s predecessor, completed the merger and other related transactions (the “Merger Transactions”) with Dada Auto (“Dada”), as a result of which Dada became a wholly-owned subsidiary of RISE and RISE assumed and began conducting the principal business of Dada. The name of the Company was changed from “RISE Education Cayman Ltd” to “NaaS Technology Inc.”.

The “Group” means (i) prior to the completion of the Reorganization as defined in Note 1.2, subsidiaries and VIEs of Newlink that provided EV charging services in China, (ii) upon and after the completion of the Reorganization, Dada, its subsidiaries, and Kuaidian Power (Beijing) New Energy Technology Co., Ltd. (“Kuaidian Power Beijing”) for the period during which Dada maintained VIE arrangements with Kuaidian Power Beijing, and (iii) upon and after the completion of the Merger Transactions, the Company and its subsidiaries.

The consolidated financial statements of the Group for the year ended December 31, 2024 were authorized for issue in accordance with a resolution of the directors on July 9, 2025.

1.2. History and reorganization of the Group

EV charging services were launched in 2019 through Chezhubang (Beijing) Technology Co., Ltd. (“Chezhubang Technology”) and its subsidiaries Beijing Chezhubang New Energy Technology Co., Ltd. (“Beijing Chezhubang”) and Kuaidian Power Beijing, which were established by Chezhubang Technology in July 2018 and August 2019, respectively. Chezhubang Technology was controlled by Newlink. Kuaidian Power Beijing subsequently acquired Shaanxi Kuaidian Mobility Technology Co., Ltd. (“Shaanxi Kuaidian”) in May 2020. The consideration was immaterial, because no substantial operation was conducted by Shaanxi Kuaidian when acquired.

In July 2019, Dada was established in the Cayman Islands as a holding company to facilitate the Group’s offshore financing.

In September 2020, Kuaidian Power Beijing established a wholly-owned subsidiary, Zhidian Youtong Technology Co., Ltd. (“Zhidian Youtong”).

In February 2021, Cosmo Light (Beijing) New Energy Technology Co., Ltd. (“Cosmo Light”) was established. In April 2021, Xixian New District Constant Energy Joint New Energy Automobile Co., Ltd. (“XXND Automobile”) and Qingdao Hill Matrix New Energy Technology Co., Ltd. (“QHM New Energy”) were established. Ownership interest in Cosmo Light was held by Shandong Cosmo Light Co., Ltd, and ownership interests in XXND Automobile and QHM New Energy were held by Zhejiang Huzhou Hill Matrix Limited. In September 2021, Beijing Chezhubang acquired 100% of the ownership interest in Shaanxi Kuaidian.

In early 2022, the Company entered into a series of transactions to restructure its organization and its EV charging service business (the “Reorganization”). In connection with the Reorganization, various intermediate holding companies were established, including Fleetin HK Limited, established in March 2020. In December 2021, Fleetin HK Limited further established Zhejiang Anji Intelligent Electronics Holding Co., Ltd. (“Anji Zhidian”), a wholly-owned subsidiary in China.

As part of the Reorganization, Anji Zhidian acquired 100% of the ownership interest in Beijing Chezhubang from Chezhubang Technology, and Beijing Chezhubang in turn acquired 100% of the ownership interest in Zhidian Youtong. In conjunction therewith the Company acquired: (a) 100% equity interests in Cosmo Light through Shandong Cosmo Light Co., Ltd in March 2022, (b) 100% equity interests in QHM New Energy through Zhejiang Huzhou Hill Matrix Limited in March 2022, and (c) 80% equity interests in XXND Automobile through Zhejiang Huzhou Hill Matrix Limited in March 2022. Kuaidian Power Beijing entered into a VIE arrangement with Anji Zhidian effective from January 5, 2022 to April 5, 2022, temporarily, as a result of which (i) Kuaidian Power Beijing initially became a VIE of Dada, and (ii) Dada became entitled to receive substantially all of the economic benefits generated by Kuaidian Power Beijing as primary beneficiary and was responsible for any and all economic losses Kuaidian Power Beijing incurred.

On April 6, 2022, Anji Zhidian acquired 100% of the ownership interest in Kuaidian Power Beijing as part of the Reorganization.

On June 20, 2023, the Group acquired 89.999% of the ownership interest in Sinopower Holdings International Co. Limited (“Sinopower”), which is engaged in the provision of solar energy solutions. In August 2024, the Group sold 89.999% of the ownership interest in Sinopower to a wholly-owned subsidiary of Newlink.

1.3. Reverse merger

On February 8, 2022, Dada entered into the Merger Agreement among RISE, Dada Merger Sub Limited (“Merger Sub”), a wholly-owned subsidiary of RISE, and Dada Merger Sub II Limited (“Merger Sub II”), a wholly-owned subsidiary of RISE. Pursuant to the Merger Agreement, Merger Sub will merge with Dada, with Dada being the surviving company (the “Surviving Company”) and a wholly-owned subsidiary of RISE, and Dada will merge with and into Merger Sub II, with Merger Sub II as the surviving company and a wholly-owned subsidiary of RISE (the “Merger”) immediately following the consummation of the Merger. RISE was a public shell company prior to the Merger.

As of June 10, 2022, the Merger was completed and the existing shareholders of Dada and RISE owned approximately 93% and 7% of the fully diluted ordinary shares (including no. of shares under Dada ESOP and Rise ESOP) of the combined entity, respectively, immediately following the closing of the Merger. Newlink, as the existing shareholders of Dada, held a majority of the voting interest of the combined entity, and the election of independent directors is determined by Newlink. As a result of the shareholders and board arrangements, Rise is identified as the legal acquirer but accounting acquiree for accounting purposes (“accounting acquiree”) and Dada is identified as the legal acquiree but accounting acquirer for accounting purposes (“accounting acquirer”).

As RISE, the legal acquirer and accounting acquiree, does not meet the definition of a business, management concluded that the Merger should be accounted for as a continuation of the financial statements of Dada (the legal subsidiary), together with a deemed issue of shares and a re-capitalization of the equity of Dada in accordance with IFRS 2 Share-based Payment. Dada is the continuing entity and is deemed to have issued shares in exchange for the identifiable net assets held by RISE together with the listing status of RISE. Management concluded that June 10, 2022 is the acquisition date of the Merger. The purchase consideration of RMB1,892 million is the fair value of the deemed issued shares to the original shareholders of RISE totaling 165,791,964 shares, including the shares reserved for the exercisable options under RISE ESOP plans. The difference between the fair value of the shares deemed to have been issued by Dada to the original shareholders of Rise and the RMB21 million fair value of RISE’s identifiable net liabilities equaling RMB1,913 million is accounted as listing costs, and included in administrate expense in the consolidated statements of profit or loss and other comprehensive loss for the year ended December 31, 2022.

1.4. Subsidiaries

The Company’s major subsidiaries as at December 31, 2023 and 2024 are set out below. The country of incorporation or registration is also their principal place of business.

			Effective interest
	Place of	Date of	held as at
	incorporation	incorporation/	December 31,		Principal
Name of Subsidiaries	registration	establishment	2023	2024	activities
Zhejiang Anji Intelligent Electronics Holding Co., Ltd.	Zhejiang, China	December 24, 2021	100%	100%	Charging services revenues
Qingdao Intelligent Electronics Mobility Holding Co., Ltd	Shandong, China	June 9, 2022	100%	100%	Charging services revenues

1.5. Basis of preparation

The consolidated financial statements of the Group have been prepared in accordance with International Financial Reporting Standards(“IFRSs”) as issued by the International Accounting Standards Board (“IASB”).

The consolidated financial statements of the Group have been prepared on a historical cost basis, except for inventories and certain financial assets and liabilities measured at fair value.

All amounts disclosed in the consolidated financial statements are rounded to the nearest thousand unless otherwise indicated.

The consolidated financial statements are prepared on a going concern basis. The Group incurred a net loss in the amount of RMB914.4 million and net operating cash outflow in the amount of RMB179.1 million during the year ended December 31, 2024 and had accumulated losses of RMB8,251.7 million and a working capital deficit of RMB910.9 million as of December 31, 2024.

In order to continue as a going concern, the Group will need, among other things, additional capital resources. Management’s plan is to obtain such resources by seeking debt financing and/or third-party equity sufficient to meet its minimal operating expenses. Besides, management has taken immediate and significant mitigating actions to reduce costs and optimize the Group’s cash flow and liquidity. Among these are the following mitigating actions: reducing expenditure through moving away from low margin energy solution projects; deferring or canceling discretionary spend; freezing non-essential recruitment; reducing marketing spend; extension of existing bank borrowings to a period beyond twelve months from the financial position date; and securing new round of equity financing to replenish working capital by US$15 million to US$20 million.

Based on these factors, management has a reasonable expectation that the Group has and will have adequate resources to continue in operational existence for the foreseeable future.

The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4.

Effective from July 1, 2023, the Group implemented certain changes to align its consolidated statements of profit or loss presentation more closely with the manner in which the Group’s management currently receives and uses financial information to evaluate business performance following the Group’s expansion of business lines, extension of its services to a broader range of energy asset owners, including EV charging stations, PV and energy asset owners, and recent acquisitions. The Group now reports its revenues under the following three primary categories:

Charging services revenues, which include income from the provision of mobility connectivity solutions to EV charging stations and the provision of charging services at charging stations that NaaS operates under its full station operation model. NaaS’ mobility connectivity solutions include mobility services delivered in conjunction with Kuaidian, its partnered platform that is operated by a third-party service provider, and SaaS products that optimize the marketing, operations and energy efficiency of charging stations connected to NaaS’ network.

Energy solutions revenues, which include income from the provision of integrated solutions that cover the planning, deployment and operational optimization of EV charging for energy asset owners.

New initiatives revenues, which include income from the provision of electricity procurement services and other services that aim to enhance the efficiency and profitability of energy assets including charging stations.

The Company retrospectively reclassified the presentation of the prior periods’ consolidated statements of profit or loss and other comprehensive loss to conform to the current period presentation. The change in presentation involved the recategorization of revenues from mobility connectivity services and from full station operation model to charging services revenue; the inclusion of revenues from EPC services, hardware procurement, station upgrade and maintenance services to energy solutions revenue; and the reclassification of revenues from electricity procurement, non-charging services such as food and beverage and online advertising, virtual power plant and charging robots to new initiatives revenue. These changes have no material impact on NaaS’ previously reported consolidated net revenues, net income or net income per share.

Effective on June 13, 2024, the Company changed the ratio of its American Depositary Shares (the “ADSs”) to its Class A ordinary shares (the “ADS Ratio”), par value US$0.01 per share, from the previous ADS Ratio of one ADS to 10 Class A ordinary shares to a new ADS Ratio of one ADS to 200 Class A ordinary shares. All earnings per ADS figures in this report give retroactive effect to the foregoing ADS to share ratio change.

Since the third quarter of 2024, the Group’s strategy to move away from low margin energy solution projects resulted in a reduction of energy solutions revenues.

The consolidated statements of profit or loss and other comprehensive loss, changes in equity and cash flows of the Group include the results and cash flows of all companies now comprising the Group from the earliest date presented or since the date when the subsidiaries and/or businesses first came under the common control of the controlling shareholder, whenever the period is shorter.